SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Subscription Revenue Installment Program (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Subscription term (in months)	24 months	24 months
Notice period (in days)	90 days	90 days